Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses
Salaries, fees and short-term benefits	$ 4,969	$ 4,513	$ 3,199
Share-based payments	47	135	317
Employee benefits expense	5,016	4,648	3,516
Amortization	2,057	3,132	2,772
Research and development	2,278	1,547	1,996
Manufacturing	163	249	943
Inventory material costs	6,211	5,790	3,355
Write-down of inventories	38	1,339	682
Medical affairs	117	58	161
Administration	1,375	1,395	398
Selling and logistics	3,931	5,114	2,975
Professional fees	686	565	2,920
Expenses by nature	$ 21,872	$ 23,837	$ 19,717